Intangible Asset (Details) - Schedule of Intangible Asset Account	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Intangible Asset Account [Abstract]
Net book amount at December 31, 2022
Additions	3,771,828
Disposal
Amortization	(377,183)
Net book amount at December 31, 2023	$ 3,394,645